Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
OPERATING
Profit (loss) before income taxes - from continuing operations	$ 85,634	$ (54,427)	$ (186,631)	$ (113,772)
Profit (loss) before income taxes - from discontinued operations	(9,735)	39,389	(15,034)	65,272
Profit (loss) before income taxes	75,899	(15,038)	(201,665)	(48,500)
Items not affecting cash
Amortization of intangible assets	6,090	4,915	14,463	8,985
Depreciation of property and equipment	2,515	806	5,503	1,695
Amortization included in cost of sales	549	730	1,127	1,512
Share-based compensation	1,667	1,421	8,784	3,115
Financing charges, non-cash portion	6,814	5,978	11,130	9,445
Other	(27)	(28)	(55)	(55)
Change in fair value of derivative instruments	(65,463)	62,428	176,536	130,869
Adjustment required to reflect net cash receipts from gas sales	5,534	5,125	8,292	9,706
Net change in working capital balances	57,548	(61,813)	84,729	(116,722)
Adjustment for discontinued operations	(4,603)	(70,074)	(34,967)	(69,709)
Income taxes paid	(397)	(1,410)	(6,100)	(9,847)
Cash inflow (outflow) from operating activities	86,126	(66,960)	67,777	(79,506)
INVESTING
Purchase of property and equipment	(62)	(630)	(624)	(2,559)
Purchase of intangible assets	(470)	(10,937)	(5,577)	(18,863)
Payments for previously acquired business			(12,013)
Cash outflow from investing activities	(532)	(11,567)	(18,214)	(21,422)
FINANCING
Dividends paid	(3,289)	(22,312)	(25,335)	(44,561)
Repayment of long-term debt	(557)	(59,573)	(2,203)	(59,573)
Issuance of long-term debt		119,662		119,662
Leased asset payment	(1,520)		(2,989)
Share swap payout		(10,000)		(10,000)
Debt issuance costs	273	(481)	83	(2,654)
Credit facilities withdrawal (repayment)	(52,916)	26,070	1,239	57,280
Issuance of preferred shares				10,447
Preferred shares issuance costs				(334)
Cash inflow (outflow) from financing activities	(58,009)	53,366	(29,205)	70,267
Effect of foreign currency translation on cash balances	(35)	302	(204)	(975)
Net cash inflow (outflow)	27,550	(24,859)	20,154	(31,636)
Cash and cash equivalents, beginning of period	2,531	42,084	9,927	48,861
Cash and cash equivalents, end of period	30,081	17,225	30,081	17,225
Supplemental cash flow information:
Interest paid	$ 26,836	$ 15,220	$ 41,706	$ 26,445